Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Index Trust
Entity Central Index Key	0000861469
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000024711 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Service Shares
Trading Symbol	FMXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Materials, Health Care, Financials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NRG Energy, Inc., GE Vernova Inc., Vistra Corp. and Newmont Corporation.
Top Detractors from Performance
  By sector, stock selection in the Energy, Consumer Staples, Industrials and Information Technology sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Oracle Corporation, Amphenol Corporation Class A, Tesla, Inc. and Seagate Technology Holdings PLC.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	20.65%	16.90%	13.94%
S&P 500® Index	21.45%	17.64%	14.63%

No Deduction of Taxes [Text Block]	The graph and table donot reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 29, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 260,127,649
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 337,708
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$260,127,649
Number of Investments	471
Portfolio Turnover Rate	31%
Total Management Fee Paid	$337,708

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024710 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	FISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Materials, Health Care, Financials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NRG Energy, Inc., GE Vernova Inc., Vistra Corp. and Newmont Corporation.
Top Detractors from Performance
  By sector, stock selection in the Energy, Consumer Staples, Industrials and Information Technology sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Oracle Corporation, Amphenol Corporation Class A, Tesla, Inc. and Seagate Technology Holdings PLC.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	21.01%	17.26%	14.28%
S&P 500® Index	21.45%	17.64%	14.63%

No Deduction of Taxes [Text Block]	The graph and table donot reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 29, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 260,127,649
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 337,708
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$260,127,649
Number of Investments	471
Portfolio Turnover Rate	31%
Total Management Fee Paid	$337,708

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024709 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Class R Shares
Trading Symbol	FMXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$122	1.11%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Materials, Health Care, Financials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NRG Energy, Inc., GE Vernova Inc., Vistra Corp. and Newmont Corporation.
Top Detractors from Performance
  By sector, stock selection in the Energy, Consumer Staples, Industrials and Information Technology sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Oracle Corporation, Amphenol Corporation Class A, Tesla, Inc. and Seagate Technology Holdings PLC.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares	20.13%	16.37%	13.44%
S&P 500® Index	21.45%	17.64%	14.63%

No Deduction of Taxes [Text Block]	The graph and table donot reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 29, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 260,127,649
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 337,708
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$260,127,649
Number of Investments	471
Portfolio Turnover Rate	31%
Total Management Fee Paid	$337,708

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024708 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Max-Cap Index Fund
Class Name	Class C Shares
Trading Symbol	MXCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$154	1.40%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Materials, Health Care, Financials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NRG Energy, Inc., GE Vernova Inc., Vistra Corp. and Newmont Corporation.
Top Detractors from Performance
  By sector, stock selection in the Energy, Consumer Staples, Industrials and Information Technology sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Oracle Corporation, Amphenol Corporation Class A, Tesla, Inc. and Seagate Technology Holdings PLC.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	18.79%	16.04%	13.10%
Class C Shares — excluding sales load	19.79%	16.04%	13.10%
S&P 500® Index	21.45%	17.64%	14.63%

No Deduction of Taxes [Text Block]	The graph and table donot reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 29, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 260,127,649
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 337,708
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$260,127,649
Number of Investments	471
Portfolio Turnover Rate	31%
Total Management Fee Paid	$337,708

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective December 29, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the “S&P 500”) is diversified. Therefore, under the revised policy, the Fund will continue to track the S&P 500 even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500.
Also, effective December 29, 2025, the Fund added Non-Diversification Risk as a principal risk of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000111618 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	FMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Midcap 400® Index (the “S&P 400”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 1500® Index, which represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market. The Fund invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund's performance relative to the S&P 400, as noted below. The Fund's enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 400 based upon Fund management's quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 400 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Consumer Discretionary, Financials, Health Care and Materials sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included Sarepta Therapeutics, Inc., Pure Storage, Inc. Class A, MasTec, Inc., and Acadia Healthcare Company, Inc.
Top Detractors from Performance
  By sector, stock selection in the Consumer Staples, Information Technology, Communication Services and Industrials sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Roivant Sciences Ltd., Celsius Holdings, Inc., Lumentum Holdings, Inc., and EchoStar Corporation Class A.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.19%	12.93%	9.97%
S&P 1500® Index	20.21%	17.26%	14.24%
S&P Midcap 400® Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 284,900,272
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 404,562
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$284,900,272
Number of Investments	402
Portfolio Turnover Rate	31%
Total Management Fee Paid	$404,562

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024712 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mid-Cap Index Fund
Class Name	Service Shares
Trading Symbol	FMDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Midcap 400® Index (the “S&P 400”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 1500® Index, which represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market. The Fund invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund's performance relative to the S&P 400, as noted below. The Fund's enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 400 based upon Fund management's quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 400 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Consumer Discretionary, Financials, Health Care and Materials sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included Sarepta Therapeutics, Inc., Pure Storage, Inc. Class A, MasTec, Inc., and Acadia Healthcare Company, Inc.
Top Detractors from Performance
  By sector, stock selection in the Consumer Staples, Information Technology, Communication Services and Industrials sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Roivant Sciences Ltd., Celsius Holdings, Inc., Lumentum Holdings, Inc., and EchoStar Corporation Class A.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	5.97%	12.64%	9.69%
S&P 1500® Index	20.21%	17.26%	14.24%
S&P Midcap 400® Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The graph and table donot reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 284,900,272
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 404,562
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$284,900,272
Number of Investments	402
Portfolio Turnover Rate	31%
Total Management Fee Paid	$404,562

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000174245 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mid-Cap Index Fund
Class Name	Class R6 Shares
Trading Symbol	FMCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Midcap 400® Index (the “S&P 400”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 1500® Index, which represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market. The Fund invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund's performance relative to the S&P 400, as noted below. The Fund's enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 400 based upon Fund management's quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 400 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Consumer Discretionary, Financials, Health Care and Materials sectors contributed positively to Fund relative performance.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  Top individual Fund holdings that contributed positively to relative performance included Sarepta Therapeutics, Inc., Pure Storage, Inc. Class A, MasTec, Inc., and Acadia Healthcare Company, Inc.
Top Detractors from Performance
  By sector, stock selection in the Consumer Staples, Information Technology, Communication Services and Industrials sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Roivant Sciences Ltd., Celsius Holdings, Inc., Lumentum Holdings, Inc., and EchoStar Corporation Class A.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares[1]	6.25%	12.93%	9.95%
S&P 1500® Index	20.21%	17.26%	14.24%
S&P Midcap 400® Index	6.38%	13.02%	10.17%
[1]
The Fund’s Class R6 Shares commenced operations on October 18, 2016. The Fund offers two other classes of shares: Institutional Shares and Service Shares. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the Class R6 Shares.

Performance Inception Date	Oct. 18, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 284,900,272
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 404,562
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$284,900,272
Number of Investments	402
Portfolio Turnover Rate	31%
Total Management Fee Paid	$404,562

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)